Document And Entity Information	May 20, 2026
Document Information [Line Items]
Entity, Registrant Name	NUVERA COMMUNICATIONS, INC.
Document, Type	8-K
Document, Period End Date	May 20, 2026
Entity, Incorporation, State or Country Code	MN
Entity, File Number	0-3024
Entity, Tax Identification Number	41-0440990
Entity, Address, Address Line One	27 North Minnesota Street
Entity, Address, City or Town	New Ulm
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	56073
City Area Code	507
Local Phone Number	354-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000071557